Earnings per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings per Share
Schedule of basic and diluted net income (loss) per share attributable to common stock
	June 30, 2024		June 30, 2023
	Three months ended	Six months ended	Three months ended	Six months ended
Net income (loss) - Basic	$18,461,995	$(13,502,474)	$(3,103,279)	$(4,815,455)
Less: interest expense and remeasurement of
convertible debt	(1,005,611)	-	-	-
Net income (loss) - Diluted	$17,456,384	$(13,502,474)	$(3,103,279)	$(4,815,455)
Weighted average shares outstanding:
Basic	23,220,709	23,059,598	22,812,048	22,812,048
Add: dilutive effect of convertible debt, stock options, SARs and Airship warrants	7,051,519	-	-	-
Diluted	30,272,228	23,059,598	22,812,048	22,812,048

Income (loss) per share
Basic	$0.80	$(0.59)	$(0.14)	$(0.21)
Diluted	$0.58	$(0.59)	$(0.14)	$(0.21)

	December 31, 2023	December 31, 2022
Net Income (loss)	$16,371,134	$(487,493)
Weighted average shares outstanding:
Basic	13,671,376	13,387,344

Add: dilutive effect of stock options, SARs and Airship warrants	6,719,287	-
Diluted	20,390,663	13,387,344

Income (loss) per share
Basic	$1.20	$(0.04)
Diluted	$0.80	$(0.04)

Schedule of the Outstanding stock options
	June 30, 2024	December 31, 2023
Public Warrants	16,159,012	16,184,612
Private Warrants	515,000	515,000
Convertible debt	-	452,240
Warrants	-	53,800
Outstanding stock options	300,000	-
	16,974,012	17,205,652

	December 31, 2023	December 31, 2022
Public Warrants	16,184,612	-
Private Warrants	515,000	-
Convertible debt	452,240	-
Warrants	53,800	-
Outstanding stock options	-	4,162,067
SARs	-	1,758,100
	17,205,652	5,920,167